DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Feb. 29, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 6—DERIVATIVE FINANCIAL INSTRUMENTS
The aggregate notional amount of all Swaps as of February 29, 2020 and February 23, 2019, were $2,023.0 million and $2,123.2 million, of which none and $2,065.2 million are designated as cash flow hedges, respectively, as defined by GAAP.
On February 5, 2020, the Company repaid in full the Albertsons Term Loans (as defined in Note 7—Long-term debt and finance lease obligations ) using cash on hand and proceeds from the issuance of new notes (as further discussed in Note 7—Long-term debt and finance lease obligations). Consequently, the Company discontinued cash flow hedge accounting for the interest rate swap agreements that were entered into to hedge the interest rate risk on the then existing variable rate term loans. In accordance with hedge accounting guidance, the net unrealized loss of $37.1 million, associated with the discontinued hedging relationship, recorded within Accumulated other comprehensive (loss) income, was reclassified into Other expense (income), net in the Consolidated Statement of Operations and Comprehensive Income.
Activity related to the Swaps consisted of the following (in millions):

	Amount of (loss) income recognized from derivatives
Swaps designated as hedging instruments	Fiscal 2019	Fiscal 2018	Fiscal 2017	Location of (loss) income recognized from Swaps
Designated interest rate swaps	$(3.4)	$(15.5)	$47.0	Other comprehensive income (loss), net of tax

	Amount of (loss) income recognized from derivatives
Swaps not designated as hedging instruments	Fiscal 2019	Fiscal 2018	Fiscal 2017	Location of (loss) income recognized from Swaps
Undesignated, ineffective or discontinued portion of interest rate swaps	$(47.9)	$—	$0.6	Other expense (income), net